Asset Retirement Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Reconciliation of Asset Retirement Obligations

The following is a reconciliation of the changes in the Company’s asset retirement obligation (“ARO”) for the six months ended June 30, 2018 (in thousands):

Asset retirement obligation, December 31, 2017	$10,769
Liabilities incurred or acquired	1,402
Revisions in estimated cash flows	—
Liabilities settled	—
Accretion expense	403

Asset retirement obligation, June 30, 2018	12,574
Less: current portion of obligations	416

Asset retirement obligation – long term	$12,158

The following is a reconciliation of the changes in the Company’s ARO for the years ended December 31, 2017 and 2016:

	Year Ended December 31,
	2017	2016
	(in thousands)
Asset retirement obligation, beginning balance	$2,245	$1,161
Liabilities incurred or acquired	8,118	1,054
Revisions in estimated cash flows	42	(16)
Liabilities settled	—	(41)
Accretion expense	364	87

Asset retirement obligation, ending balance	10,769	2,245
Less: current portion of obligations	—	3

	$10,769	$2,242